Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 84,570	$ 88,607	$ 9,209
Restricted cash	50	300	300
Accounts receivable, net of allowance for doubtful accounts of $241 and $535 at December 31, 2010 and 2011 $755 at March 31, 2012	5,230	3,937	2,662
Related-party receivable			64
Prepaid expenses and other current assets	15,589	11,835	5,703
Total current assets	105,439	104,679	17,938
Property and equipment, net	4,915	3,883	1,677
Goodwill	415	415	415
Amortizable intangible assets, net	2,027	1,555	1,145
Deferred financing fees, net	813	866	1,426
Total assets	113,609	111,398	22,601
Liabilities and stockholders’ equity (deficit)
Accounts payable	2,804	5,266	3,177
Accrued liabilities	23,848	10,532	6,036
Current maturities of long-term debt			7,267
Total current liabilities	61,346	46,594	36,316
Long-term debt, including accrued interest	14,832	14,820	16,463
Deferred income taxes	158	158	154
Total liabilities	80,527	65,562	56,358
Commitments and contingencies (Note 8)
Stockholders’ equity (deficit):
Common stock, $0.001 par value: 300,000,000 shares authorized, 65,491,897 and 32,953,008 shares issued and 56,933,185 and 28,245,600 shares outstanding at December 31, 2011 and December 31, 2010, respectively; 65,613,993 shares issued and 57,055,281 shares outstanding at March 31, 2012	66	65	33
Additional paid-in-capital	236,645	235,950	85,453
Treasury stock, at cost: 8,558,712 shares of common stock at December 31, 2011; 4,349,592 shares of common stock and 204,136 shares of convertible preferred stock at December 31, 2010; 8,558,712 shares of common stock at March 31, 2012	(23,719)	(23,719)	(1,822)
Accumulated deficit	(179,910)	(166,460)	(117,423)
Total stockholders’ equity (deficit)	33,082	45,836	(33,757)
Total liabilities and stockholders’ equity (deficit)	113,609	111,398	22,601
Deferred membership revenue [Member]
Liabilities and stockholders’ equity (deficit)
Deferred revenue, current	18,293	17,153	11,648
Deferred revenue, noncurrent	3,919	3,751	3,164
Deferred advertising revenue [Member]
Liabilities and stockholders’ equity (deficit)
Deferred revenue, current	16,401	13,643	8,188
Deferred revenue, noncurrent	272	239	261
Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value			2
Total stockholders’ equity (deficit)			2
Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value